Schedule - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Accounts Receivable Allowances [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 21,211	$ 28,726	$ 39,512
Charged to costs and expenses	22,260	6,134	17,282
Charged to other accounts	2,406	1,226	1,985
Deductions	(9,756)	(14,875)	(30,053)
Ending Balance	36,121	21,211	28,726
Valuation Allowances on Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	112,727	94,573	96,870
Charged to costs and expenses	1,009	18,173	16,425
Charged to other accounts	6,008	6,121	5,000
Deductions	(34,211)	(6,140)	(23,722)
Ending Balance	$ 85,533	$ 112,727	$ 94,573